                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 033-23669


                    SUPPLEMENT DATED NOVEMBER 21, 2002 TO THE
                  PROSPECTUS OF MORGAN STANLEY STRATEGIST FUND
                            DATED SEPTEMBER 30, 2002

         Due to a typographical error, the right column heading in the chart entitled "How Interest Rates Affect Bond Prices" in the section of the Prospectus entitled "THE FUND--Principal Risks" is replaced with the following:

                                   Price per $100 of a Bond if Interest Rates:
                                   -------------------------------------------